INTANGIBLE	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE
16.    INTANGIBLE
16.1.Goodwill and intangible assets with indefinite useful lives

	December 31, 2023	December 31, 2022

Goodwill - Facepa	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil (1)	170,859
Other (2)	4,834	3,405
	8,192,076	8,019,788

(1)Refers to the goodwill of the MMC Brasil business combination, whose allocation of the purchase price is disclosed in note 1.2.3.
(2)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.
The goodwill is based on expected future profitability supported by valuation reports, after the purchase price allocation.
Goodwill is allocated to cash-generating units as presented in Note 29.4.
The calculation of the value in use of non-financial assets is performed annually using the discounted cash flow method. In 2023, the Company used the strategic plan and the annual budget with projected increases to 2028 and the average rate in perpetuity of the cash generating units considering a nominal rate of 3.5% p.a. from this date, based on historical information for previous years, economic and financial projections from each specific market in which the Company has operations, and additionally include official information disclosed by independent institutions and government agencies.
The discount rate, after taxes, adopted by Management was 8.9% p.a., calculated based on the weighted average cost of capital (“WACC”). The assumptions in the table set forth below were also adopted:

Net average pulp price – Foreign market (US$/t)	662.1
Net average pulp price – Internal market (US$/t)	648.7
Average exchange rate (R$/US$)	5.15
Discount rate (pos-tax)	8.9% p.a.
Discount rate (pre-tax)	12.25% p.a.
For the year ended December 31, 2023, the Company did not identify the need to record any impairment provision for intangible assets.
If the post-tax discount rate applied to the cash flow projections of both cash-generating units had been 1% higher than management’s estimates (9.9% instead of 8.9%), the Company would still not need to record an impairment provision.
The Company have considered and assessed possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the cash generating units to exceed its recoverable amount.
16.2.Intangible assets with defined useful lives

		December 31, 2023	December 31, 2022

Opening balance		7,173,183	8,014,740
Additions		104,931	90,499
Fair value adjustment MMC Brasil (1)		189,655
Write-offs		(2)	(51)
Amortization		(990,432)	(966,796)
Transfers and others		79,674	34,791
Closing balance		6,557,009	7,173,183
Represented by	Average rate %
Non-competition agreements	5.00	4,818	5,128
Port concessions	4.30	537,179	554,832
Lease agreements	16.90	6,875	14,374
Supplier agreements	12.90	40,739	55,554
Port service contracts	4.20	549,821	579,289
Cultivars	14.30	40,784	61,176
Trademarks and patents (1)	9.05	188,723	10,935
Customer portfolio	9.10	4,925,879	5,746,860
Supplier agreements	17.60	10,861	21,427
Software	20.00	141,178	113,946
Other	5.75	110,152	9,662
		6,557,009	7,173,183

Cost		12,378,761	12,004,503
Amortization		(5,821,752)	(4,831,320)
Closing balance		6,557,009	7,173,183

(1)On June 1, 2023, the Company completed the acquisition of MMC Brasil and on November 1, 2023 the legal entity has fully merged by Suzano S.A. (Note 1.2.3.)